ACCOUNTS PAYABLE (Details) - USD ($)	Mar. 31, 2021	Jun. 30, 2020	Jun. 30, 2019
ACCOUNTS PAYABLE ACCRUED EXPENSES
Accounts payable	$ 2,774,000	$ 3,578,000	$ 4,461,000
Accrued expenses	6,116,000	3,750,000	3,291,000
Accrued payroll	822,000	482,000	370,000
Accrued taxes	841,000	327,000	240,000
Accounts payable and accrued expenses	$ 10,553,000	$ 8,137,000	$ 8,362,000